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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07324

Chesapeake Investment Trust
(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

Capitol Services Inc.

1675 S State Street, Suite B, Dover, DE 19901
(Name and Address of Agent for Service)

With a copy to:

Simon H. Berry

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

and

John H. Lively, Esq.

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code:	(610) 558-2800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1.	Schedule of Investments.

The Chesapeake Growth Fund

Schedule of Investments

July 31, 2018 (Unaudited)

Common Stocks - 89.8%	Shares	Value
Consumer Discretionary - 13.1%
Internet & Direct Marketing Retail - 5.3%
Amazon.com, Inc. *	1,132	$2,012,062

Media - 3.9%
GCI Liberty, Inc. - Class A *	14,326	689,224
Walt Disney Company (The)	6,893	782,769
		1,471,993
Textiles, Apparel & Luxury Goods - 3.9%
lululemon athletica, inc. *	5,335	639,933
PVH Corporation	5,398	828,701
		1,468,634
Energy - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
Concho Resources, Inc. *	2,977	434,196
EOG Resources, Inc.	9,377	1,209,070
Pioneer Natural Resources Company	5,199	984,015
		2,627,281
Financials - 11.9%
Banks - 9.4%
Bank of America Corporation	78,865	2,435,351
Citigroup, Inc.	15,615	1,122,562
		3,557,913
Capital Markets - 2.5%
Charles Schwab Corporation (The)	17,982	918,161

Health Care - 12.1%
Biotechnology - 1.7%
Vertex Pharmaceuticals, Inc. *	3,667	641,908

Health Care Equipment & Supplies - 2.4%
Intuitive Surgical, Inc. *	473	240,374
Quidel Corporation *	9,845	668,082
		908,456
Health Care Providers & Services - 5.8%
Humana, Inc.	6,997	2,198,318

Life Sciences Tools & Services - 2.2%
Illumina, Inc. *	2,570	833,605

The Chesapeake Growth Fund

Schedule of Investments (Continued)

Common Stocks - 89.8% (Continued)	Shares	Value
Industrials - 3.9%
Aerospace & Defense - 1.5%
L3 Technologies, Inc.	2,539	$544,463

Building Products - 0.9%
Advanced Drainage Systems, Inc.	12,631	353,036

Machinery - 1.5%
WABCO Holdings, Inc. *	4,579	575,489

Information Technology - 37.7%
Electronic Equipment, Instruments & Components - 0.7%
IPG Photonics Corporation *	1,720	282,149

Internet Software & Services - 16.6%
2U, Inc. *	8,595	650,298
Alphabet, Inc. - Class C *	1,983	2,413,826
Alteryx, Inc. - Class A *	8,736	340,617
Dropbox, Inc. - Class A *	12,223	327,210
Facebook, Inc. - Class A *	6,711	1,158,184
Five9, Inc. *	17,490	557,931
Hortonworks, Inc. *	10,376	180,750
Spotify Technology S.A. *	3,485	637,162
		6,265,978
IT Services - 9.0%
Mastercard, Inc. - Class A	9,111	1,803,978
Square, Inc. - Class A *	24,767	1,601,187
		3,405,165
Semiconductors & Semiconductor Equipment - 1.3%
NXP Semiconductors N.V. *	5,116	487,759

Software - 7.2%
Electronic Arts, Inc. *	5,779	744,046
salesforce.com, inc. *	11,362	1,558,299
Take-Two Interactive Software, Inc. *	3,655	413,088
		2,715,433
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	5,664	1,077,803

The Chesapeake Growth Fund

Schedule of Investments (Continued)

Common Stocks - 89.8% (Continued)	Shares	Value
Materials - 4.1%
Chemicals - 1.2%
DowDuPont, Inc.	6,500	$447,005

Construction Materials - 2.9%
Summit Materials, Inc. - Class A *	14,564	365,556
Vulcan Materials Company	6,600	739,200
		1,104,756

Total Common Stocks (Cost $28,183,475)		$33,897,367

Closed-End Funds - 2.4%	Shares	Value
Altaba, Inc. * (Cost $880,745)	12,064	$886,101

Money Market Funds - 8.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 1.80% (a) (Cost $3,277,786)	3,277,786	$3,277,786

Total Investments at Value - 100.9% (Cost $32,342,006)		$38,061,254

Liabilities in Excess of Other Assets - (0.9%)		(323,300)

Total Net Assets - 100.0%		$37,737,954

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of July 31, 2018.

See accompanying notes to Schedule of Investments.

The Chesapeake Growth Fund

Notes to Schedule of Investments

July 31, 2018 (Unaudited)

1.	Securities Valuation

The Chesapeake Growth Fund’s (the “Fund”) securities, including common stocks and closed-end funds, that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$33,897,367	$-	$-	$33,897,367
Closed-End Funds	886,101	-	-	886,101
Money Market Funds	3,277,786	-	-	3,277,786
Total	$38,061,254	$-	$-	$38,061,254

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of July 31, 2018, the Fund did not have any transfers into or out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of July 31, 2018. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

The Chesapeake Growth Fund

Notes to Schedule of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of July 31, 2018:

Cost of portfolio investments	$32,352,089
Gross unrealized appreciation	$6,346,115
Gross unrealized depreciation	(636,950)
Net unrealized appreciation	$5,709,165

The difference between the federal tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of July 31, 2018, the Fund had 37.7% of the value of its net assets invested in stocks within the Information Technology sector.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications from the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Chesapeake Investment Trust

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	September 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	September 26, 2018

By (Signature and Title)		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	September 26, 2018